Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted EPS
	2022	2021	2020

Profit for the year (USD ’000)	85,465	43,696	27,251
Less: profit attributable to the Earnout Shares (USD ’000)	5,256	2,693	1,690
Less: profit attributable to the Restricted Shares Awards (USD ’000)	1,164	355	75
Net profit available to common shareholders (USD ’000)	79,045	40,648	25,486
Weighted average number of shares – basic and diluted	45,546,272	45,470,961	43,047,915
Basic and diluted earnings per share (USD)	1.74	0.89	0.59